UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     July 25, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $181,130 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     6915    49750 SH       SOLE                    49750        0        0
BAKER HUGHES INC               COM              057224107     6778    77610 SH       SOLE                    77610        0        0
CALPINE CORP                   COM NEW          131347304     3034   134500 SH       SOLE                   134500        0        0
CAMECO CORP                    COM              13321l108      103    24100 SH       SOLE                    24100        0        0
CAMERON INTERNATIONAL CORP     COM              13342b105    10115   182740 SH       SOLE                   182740        0        0
CONSOL ENERGY INC              COM              20854p109     8990    80000 SH       SOLE                    80000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5049    36290 SH       SOLE                    36290        0        0
ENERGEN CORP                   COM              29265n108     6434    82450 SH       SOLE                    82450        0        0
ENTERGY CORP NEW               COM              29364G103     7626    63300 SH       SOLE                    63300        0        0
HALLIBURTON CO                 COM              406216101    10335   194750 SH       SOLE                   194750        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107     3182    76405 SH       SOLE                    76405        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100     4334   386300 SH       SOLE                   386300        0        0
JOY GLOBAL INC                 COM              481165108     3905    51500 SH       SOLE                    51500        0        0
KEY ENERGY SVCS INC            COM              492914106     8108   417500 SH       SOLE                   417500        0        0
MARATHON OIL CORP              COM              565849106     1027   197750 SH       SOLE                   197750        0        0
MCDERMOTT INTL INC             COM              580037109     8363   135120 SH       SOLE                   135120        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     8207    92500 SH       SOLE                    92500        0        0
NOBLE CORPORATION              SHS              g65422100     5557    85550 SH       SOLE                    85550        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    22201   100000 SH  PUT  SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108     7567    70435 SH       SOLE                    70435        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     4508    81750 SH       SOLE                    81750        0        0
TIDEWATER INC                  COM              886423102     4907    75450 SH       SOLE                    75450        0        0
TRANSOCEAN INC NEW             SHS              g90073100    10997    72166 SH       SOLE                    72166        0        0
UNIT CORP                      COM              909218109    12110   145958 SH       SOLE                   145958        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101    10778   217350 SH       SOLE                   217350        0        0